Stock-based compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	0	0	0
Outstanding (in shares)	0	0	0
Total intrinsic value of options exercised			$ 15
Proceeds from the exercise of stock options	$ 0	$ 0	9
Excess tax benefit realized for tax deductions from options exercised			3
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	386	332	293
Tax benefit recognized from awards	$ 92	$ 79	$ 69
Shares granted (shares)	8,813,757
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	0 years
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)	851,939	577,549	513,101
Return on tangible common shareholders' equity	70.00%
Total shareholder return	30.00%
Measurement period	3 years
Threshold percent of award	150.00%
Restricted Stock, RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards	$ 434
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period	2 years 3 months 18 days
Total fair value of stock-based compensation that vested during the period	$ 347	$ 305	$ 264
Tax benefit from awards vested during period	$ 7	3	16
Subsidiary Long Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	3 years
Subsidiary Long Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	5 years
Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	37,099,283
Long-Term Incentive Plan, Portion for the Vesting of Retirement Eligible Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 77	$ 81	$ 72